GENERAL	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:	GENERAL

a.
SuperCom Ltd. (the “Company”) is an Israeli resident company organized in 1988 in Israel. The Company’s ordinary shares were approved for listing on the NASDAQ Capital Market and began trading under the ticker symbol “SPCB” on September 17, 2013

The Company is a global provider of traditional and digital identity solutions, providing advanced safety, identification, tracking and security products to governments and organizations, both private and public, throughout the world. The Company provides cutting edge real-time positioning, tracking, monitoring and verification solutions enabled by its RFID &Mobile pure security advanced solutions suite of products and technologies, all connected to a web-based, secure, proprietary, interactive and user-friendly interface. The Company offers a wide range of solutions including, national ID registries, e-passports, biometric visas, automated fingerprint identification systems, digitized driver’s licenses, and electronic voter registration and election management using the common platform (“MAGNA”). The Company sells its products through marketing offices in the U.S, and Israel.

b.
During 2024, the Company’s business, trading and operations were impacted materially by 7 fronts war and the resulted bad Public sentiments towards Israel in Europe and Asia.

During 2024, the Company’s business was affected by the 7 fronts war of Israel with Gaza, Lebanon and Iran, some of the Company employees have been serving the Army, the all airlines except for the Israeli ELAL stop flying to and from Israel, and many customers and potential customers refrain from visiting Israel, shipping cost increased due to the Hutim blockage on the Sues Canal for ships selling to Israel.

Furthermore, as a result of the Israel Hamas War, public sentiments towards Israel often spill over into antisemitism, affecting Jewish communities and, by extension, Israeli businesses including our Company.

Antisemitism and hatred in Europe and Asia had presented  significant challenges for the Company,  these phenomena had affected our market access, brand reputation, and operational security, hence we needed to remain resilient and adaptable in the face of these challenges to ensure continued operation and success in these regions .

Our sales, project operations and management experienced  difficulties visiting or even communicating with some European and Asian countries customers or potential customers. Our R&D processes have return to normal per our current business plan, although as described above, we had  experienced difficulties implementing fully our business plan mainly in regards for the expansion in Europe and Asia, hence we had temporarily moved our business focus to the US market by expanding our Sales and Marketing team  in the US and had  developed products tailored for the US market.

c.
Liquidity Analysis

The Company has experienced net losses and significant cash outflows from cash used in operating activities over the past years. As of and for the year ended December 31, 2024, the Company had an accumulated deficit of $106,287, and net cash used in operating activities of $1,294 compared to $2,367, and 4,654 for the years ended December 31, 2024, 2023 and 2022 respectively.

Management has evaluated the significance of the conditions described above in relation to the Company’s ability to meet its obligations and noted that as of December 31, 2024, the Company had cash, cash equivalent and restricted cash of $3,538 and positive working capital of $22,398.

Additionally, the Company secured financing of $20,000 Fortress Investment Group during 2018, of which, $6,000 remains available to the Company to draw during the 12 months following the balance sheet date, under certain conditions. Throughout 2021, the Company also secured through the issuance of multiple notes, aggregate gross proceeds of $12,000 of subordinated debt (“Subordinated Debt”) and $1,600 of promissory notes. In 2022, the Company raised a net amount of approximately $5,848 in proceeds from accredited investors . To date, the Company has used the proceeds from the secured financing, subordinated debt and private placement and public offerings (i) to satisfy certain indebtedness; and (ii) for general corporate purposes and (iii) working capital needs for multiple new government customer contracts with significant positive cash flow.

On March 30, 2023, the Company raised approximately $2.4 million in gross proceeds in a registered direct offering with a single accredited institutional investor through the sale of an aggregate of 24,250 of its ordinary shares, and 51,631 pre-funded warrants to purchase ordinary shares with an exercise price of $0.0002 per share, and concurrent private placement to such Purchaser of the Company’s private warrants to purchase an aggregate of 75,881 of its ordinary shares at an exercise price of $33.2 per share.

On August 3, 2023, the Company raised approximately $2.75 million in gross proceeds in a registered direct offering with a single accredited institutional investor through the sale of an aggregate of 33,050 of its ordinary shares, and 128,715 pre-funded warrants to purchase ordinary shares with an exercise price of $0.0002 per share, and concurrent private placement to such Purchaser of the Company’s private warrants to purchase an aggregate of 161,765 of its ordinary shares at an exercise price of $17.00 per share.

On November 15, 2023, the Company raised approximately $2.0 million in gross proceeds in a warrant exercise and reload with a single accredited institutional investor through warrant exercise of 54,050 warrant to ordinary shares, and warrant exercise of 183,596 warrant to pre-funded warrants to purchase ordinary shares with an exercise price of $0.0002 per share, and concurrent warrant reload to such Purchaser of the Company’s private warrants to purchase an aggregate of 475,291 of its ordinary shares at an exercise price of $10 per share.

On April 19, 2024, the Company raised approximately $2.9 million in gross proceeds in a registered direct offering with a single accredited institutional investor through the sale of an aggregate of 143,695 of its ordinary shares, and 262,114 pre-funded warrants to purchase ordinary shares with an exercise price of $0.0002 per share, and concurrent private placement to such Purchaser of the Company’s private warrants to purchase an aggregate of 405,808 of its ordinary shares at an exercise price of $7.60 per share.

On January 31, 2025, the Company raised approximately $6.0 million in gross proceeds in a registered direct offering with a two accredited institutional investor through the sale of an aggregate of 545,454 of its ordinary shares.

On February 19, 2025, the Company raised approximately $8.2 million in gross proceeds as a result of the exercise of previously issued Company warrants by a single accredited institutional investor warrant holder through the exercise of warrants to purchase an aggregate of 931,099 of the Company’s ordinary shares, and as a result of such exercise, the issuance to such accredited institutional investor of the Company’s new warrants to purchase an aggregate of 698,324 of its ordinary shares at an exercise price of $13.5 per share

The Company believes that based on the above-mentioned secured financings, management’s plans, maintaining the cost savings and expected cash streams from the Company’s current contracts with customers worldwide, it will be able to fund its operations for at least the next 12 months.

d.
Senior Secured Credit Facility and Subordinated Debt

On September 6, 2018 and October 26, 2018, through a two-stage closing process, the Company entered into a Senior Secured Credit Facility with affiliates of Fortress Investment Group LLC("Fortress") with an aggregate principal amount of up to $20,000 (the "Credit Facility"). The Initial Term Loan which finalized on October 26, 2018 has an aggregate principal of $10,000, and the Incremental Term Loan provides for up to an additional $10,000 in principal through Incremental Draws of at least $1,000 each. In 2019, a total of $4,000 gross was drawn on the Incremental Term Loan, and some of the terms of the Credit Facility were amended to support the needs of the company. The Credit Facility bears interest on the borrowed balance at a rate per annum equal to LIBOR plus an applicable margin (the "Interest Margin") dependent on the EBITDA Leverage Ratio which is calculated and reset on a quarterly basis (8.0% for an EBITDA Leverage Ratio greater than or equal to 2.50x; 7.0% for an EBITDA Leverage Ratio less than 2.50x). At the Company's election, interest is paid in cash or in-kind in the amount of 4% per annum of the Interest Margin. The balance of interest is payable in cash monthly in arrears. For amounts which remain un-borrowed, the Company incurs interest at a rate of 0.50% per annum ("Unused Fee"). From closing and until today, the Company only paid monthly interest payments.

On January 22, 2025,  the Company entered into a Waiver and Fourth Amendment to Credit Agreement with affiliates of the Company’s senior lender Fortress Investment Group LLC, the Company’s wholly owned subsidiary, and certain other subsidiaries of the Company as guarantors, to amend the Credit Agreement. Pursuant to the Amendment, among other things, the parties agreed:  (i) for $4,374,175 of the Outstanding Amount of the term loans made under the Credit Agreement  to be exchanged into an aggregate of 100,000 of the Company’s ordinary at a price per share of $43.74, such that the Outstanding Amount is $14,000,000 after giving effect to the Amendment, and  (ii)to extend the maturity date of the loans made by the senior lender to the Company to December 31, 2028 and to push back any Loan monthly interest and principal payments, such that they all shall be paid at maturity;

As of December 31, 2024, the outstanding balance of the Credit Facility was $18,375.

In 2021, the Company secured through the issuance of subordinated notes, gross proceeds of $12,000. For the consideration of $12,000 in gross proceeds, SuperCom issued to a certain institutional investor in February 2021 and June 2021, two-year unsecured, subordinated promissory notes in the amounts of $7,000 and $5,000, respectively, both with similar structures and terms. Given the subordination agreement between the senior secured loan investor, the subordinated debt investor and the Company, the subordinated investor may request that the balance of the subordinated debt be paid only after the senior secured Fortress debt is paid in full. The notes have a 5% annual coupon and a built-in increase to the balance of the notes by 5% every 6 months for the first 24 months, for any portion of the notes which has not been paid down prior to maturity. All principal and interest accrued is required to be paid in only one-bullet payment at maturity, and the company has the right to pre-pay any portion of either note at any time without a pre-payment penalty. The company has an option at its discretion only, at any time after 12 months to pay down all or a portion of either note using its ordinary shares, subject to certain conditions being met.

During 2024, 2023, 2022 and 2021 the Company converted $3,223 ,$500, $211 and $7,601, respectively, of the remaining principal and accrued interest of subordinated notes into the Company’s ordinary shares.

As of December 31, 2024, the outstanding principal and accrued interest of the Subordinated Debt was $11,373.